REVENUES AND SEGMENT INFORMATION (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
Number of operating segment | Segment	4
Revenue	$ 184,217	$ 132,369	$ 190,724
Gross Profit	2,868	2,325	7,029
Revenues	184,217	132,369	190,724
Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenue	127,676	86,599	116,443
Gross Profit	916	1,209	3,333
Sale Of Sugar [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	127,676	86,599	116,443
Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenue	34,080	18,680	26,440
Gross Profit	1,423	98	1,115
Sale Of Rice [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	34,080	18,680	26,440
Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenue	22,421	26,642	47,623
Gross Profit	549	969	2,558
Sale Of Oils And Fats [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	22,421	26,642	47,623
Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	40	448	218
Gross Profit	(20)	49	23
Sale Of Others [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 40	$ 448	$ 218